Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2023
Stockholders’ Equity [Abstract]
Schedule of Number of Authorized, Issued and Outstanding Stock	As of December 31, 2023, the number of authorized, issued and outstanding stock is as follows:
	As of December 31, 2023
	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A-2 Preferred Stock	41,000,000	12,660,067	$23,167,923	$23,167,923
Series A-1 Preferred Stock	44,228,636	40,569,493	$81,138,985	$81,138,985
Series A Preferred Stock	35,920,813	35,920,813	$46,210,448	$55,318,051
Common Stock	146,000,000	7,243,514	$2,511,553	-
	As of December 31, 2022
	Authorized Shares	Shares Issued and Outstanding	Net Carrying Value	Aggregate Liquidation Preference
Series A-1 Preferred Stock	62,579,193	35,054,036	$70,108,072	$70,108,072
Series A Preferred Stock	35,920,813	35,920,813	$46,210,448	$55,318,051
Common Stock	117,742,034	7,203,514	$2,511,549	-